Schedule of Vest Stock Option Activity (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, beginning of year	2,407,775	2,408,438	2,020,214	1,498,798
Weighted average exercise price outstanding, beginning of year	$ 2.50	$ 2.50	$ 3.01	$ 4.22
Weighted average remaining contractual term (years)	8 years 8 months 12 days	8 years 8 months 12 days	8 years 8 months 12 days	8 years 10 months 9 days	9 years 1 month 9 days
Aggregate intrinsic value granted
Number of options, granted			400,000	550,000
Weighted average exercise price, granted			$ 0.47	$ 0.49
Weighted average remaining contractual term (years) granted			10 years 2 months 1 day	9 years 8 months 15 days
Number of options, forfeited			(7,601)	(28,584)
Weighted average exercise price, forfeited			$ 9.68	$ 17.71
Number of options,expired	(95)	(758)	(4,175)
Weighted average exercise price expired			$ 41.61
Number of options outstanding, ending of year	2,407,680	2,407,680	2,408,438	2,020,214	1,498,798
Weighted average exercise price outstanding, end of year	$ 2.44	$ 2.44	$ 2.50	$ 3.01	$ 4.22
Aggregate intrinsic value ending of year
Number of options, vested and expected to vest	2,407,680	2,407,680	2,041,772
Weighted average exercise price vested and expected to vest	$ 2.44	$ 2.44	$ 1.90
Weighted average remaining contractual term (years) , vested and expected to vest	8 years 8 months 12 days	8 years 8 months 12 days	6 years 8 months 23 days
Aggregate intrinsic value exercisable
Number of options exercisable, end of year	2,341,014	2,341,014	2,041,772
Weighted average exercise price exercisable end of year	$ 1.66	$ 1.66	$ 1.90
Weighted average remaining contractual term (years), exercisable	7 years 2 months 1 day	7 years 2 months 1 day	6 years 8 months 23 days
Aggregate intrinsic value exercisable
Share-Based Payment Arrangement, Nonemployee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of options outstanding, beginning of year	885,055	885,055	579,155	279,723
Weighted average exercise price outstanding, beginning of year	$ 2.02	$ 2.02	$ 3.09	$ 6.12
Weighted average remaining contractual term (years)	9 years 2 months 23 days	9 years 2 months 23 days	9 years 2 months 23 days	8 years 4 months 9 days	7 years 11 months 4 days
Aggregate intrinsic value granted
Number of options, granted			360,000	300,000
Weighted average exercise price, granted			$ 0.46	$ 0.54
Number of options, forfeited			(53,447)	(568)
Weighted average exercise price, forfeited			$ 1.31	$ 153.12
Number of options,expired	(95)	(95)	(653)
Weighted average exercise price expired
Number of options outstanding, ending of year	884,960	884,960	885,055	579,155	279,723
Weighted average exercise price outstanding, end of year	$ 1.88	$ 1.88	$ 2.02	$ 3.09	$ 6.12
Aggregate intrinsic value ending of year
Number of options, vested and expected to vest	884,960	884,960	550,055
Weighted average exercise price vested and expected to vest	$ 1.88	$ 1.88	$ 2.56
Weighted average remaining contractual term (years) , vested and expected to vest	9 years 2 months 23 days	9 years 2 months 23 days	10 years 7 days
Aggregate intrinsic value exercisable
Number of options exercisable, end of year	729,960	729,960	550,055
Weighted average exercise price exercisable end of year	$ 1.87	$ 1.87	$ 2.56
Weighted average remaining contractual term (years), exercisable	10 years 21 days	10 years 21 days	10 years 7 days
Aggregate intrinsic value exercisable
Weighted average remaining contractual term (years), granted			10 years 14 days	9 years 8 months 4 days
Number of options, exercised
Weighted average exercise price, exercised
Weighted average exercise price, expired			$ 145.24